Consolidated Statements of Changes in Equity - AUD ($)	Total	Issued Equity [member]	Reserve [member]	Accumulated Losses [member]
At the beginning of reporting period, amount at Jun. 30, 2021	$ 73,271,611	$ 313,422,305	$ 34,491,526	$ (274,642,220)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	(922,327)	0	(922,327)	0
Loss after income tax expense for the year	(32,210,826)	0	0	(32,210,826)
Total comprehensive income/(loss) for the year	(33,133,153)	0	(922,327)	(32,210,826)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	51,053,411	51,053,411	0	0
Conversion of Convertible Notes	1,398,656	2,059,791	(5,178,972)	4,517,837
Employee share based payment	1,486,841	0	1,486,841	0
Exercise of vested performance rights	0	872,250	(872,250)	0
At reporting date, amount at Jun. 30, 2022	94,077,366	367,407,757	29,004,818	(302,335,209)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	3,592,502		3,592,502	0
Loss after income tax expense for the year	(39,896,348)	0	0	(39,896,348)
Total comprehensive income/(loss) for the year	(36,303,846)	0	3,592,502	(39,896,348)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	75,937,746	75,937,746	0	0
Conversion of Convertible Notes	756,551	1,045,012	(2,589,486)	2,301,025
Employee share based payment	2,001,572	0	2,001,572	0
Exercise of vested performance rights	0	1,881,688	(1,881,688)	0
At reporting date, amount at Jun. 30, 2023	136,469,389	446,272,203	30,127,718	(339,930,532)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	(1,421,191)	0	(1,421,191)	0
Loss after income tax expense for the year	(42,716,625)	0	0	(42,716,625)
Total comprehensive income/(loss) for the year	(44,137,816)	0	(1,421,191)	(42,716,625)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	95,393,883	95,393,883	0	0
Conversion of Convertible Notes	0	0	0	0
Employee share based payment	1,796,286	0	1,796,286	0
Exercise of vested performance rights	0	439,101	(439,101)	0
At reporting date, amount at Jun. 30, 2024	$ 189,521,742	$ 542,105,187	$ 30,063,712	$ (382,647,157)